Business segment information - Summary of components of other significant items (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments	¥ 24,449	¥ 23,646	¥ 11,551
Depreciation and amortization:
Depreciation and amortization	1,089,113	904,470	732,111
Operating segments
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments	24,449	23,646	11,551
Depreciation and amortization:
Depreciation and amortization	1,070,492	882,005	708,026
Corporate and elimination
Depreciation and amortization:
Depreciation and amortization	18,621	22,465	24,085
Game & Network Services | Operating segments
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments	144	14
Depreciation and amortization:
Depreciation and amortization	87,201	61,219	52,987
Music | Operating segments
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments	7,063	4,073	570
Depreciation and amortization:
Depreciation and amortization	67,240	61,465	46,217
Pictures | Operating segments
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments	515	(664)	123
Depreciation and amortization:
Depreciation and amortization	506,697	396,251	290,895
Entertainment, Technology & Services | Operating segments
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments	1,076	1,103	57
Depreciation and amortization:
Depreciation and amortization	97,448	91,759	82,174
Imaging & Sensing Solutions | Operating segments
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments	(1,128)	(603)	(123)
Depreciation and amortization:
Depreciation and amortization	196,674	172,842	159,469
Financial Services | Operating segments
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments	0	0	0
Financial Services, including deferred insurance acquisition costs | Operating segments
Depreciation and amortization:
Depreciation and amortization	110,856	94,169	68,598
All Other
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments	16,779	19,723	10,924
Depreciation and amortization:
Depreciation and amortization	¥ 4,376	¥ 4,300	¥ 7,686